INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Realized gain on equity investments						$ 211,530
Walker River Resources Corp [Member]
Shares held as investment	511,750		511,750		511,750	511,750
Fair value of equity investments	$ 74,779		$ 74,779		$ 56,105	$ 156,805
Gain/loss on equity investment	$ 38,524	$ 6,224	$ 18,674	$ 94,962	$ 100,700	$ 241,513
Common stock shares						1,171,083
Net proceeds from sale of common stock						$ 614,656
Realized gain on equity investments						$ 211,530